Retirement benefit obligations - Schedule of Defined Benefit Pension Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Current service cost	£ 85	£ 88	£ 180
Net interest amount	(166)	(208)	(95)
Past service cost – plan amendments	35	5	4
Plan administration costs incurred during the year	33	35	34
Defined benefit scheme charge	(11)	(79)	125
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Defined benefit scheme charge	£ (13)	£ (80)	£ 123